Unaudited Interim Condensed Consolidated Income Statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues:
Voyage revenues (Note 14)	$ 462,721	$ 778,217
Expenses/(Income)
Voyage expenses (Notes 3 )	128,635	119,785
Charter-in hire expenses	9,695	12,950
Vessel operating expenses	112,303	115,847
Dry docking expenses	18,861	19,169
Depreciation (Note 5)	70,075	77,469
Management fees (Notes 3)	8,460	9,800
General and administrative expenses (Note 3)	22,675	25,912
Impairment loss (Notes 5 and 13)	7,700	(0)
Loss on write-down of inventory	4,743	(0)
Other operational loss	326	774
Other operational gain (Note 5)	(33,676)	(2,103)
Loss on bad debt	300	(0)
(Gain)/Loss on forward freight agreements and bunker swaps, net (Note 13)	(4,207)	3,939
Loss on sale of vessels (Note 5)	34	0
Total operating expenses, net	345,924	383,542
Operating income	116,797	394,675
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(31,731)	(24,308)
Interest income and other income/(loss)	6,593	61
Gain/(Loss) on interest rate swaps, net (Note 13)	(507)	(0)
Gain/(Loss) on debt extinguishment, net (Note 8)	(888)	129
Total other expenses, net	(26,533)	(24,118)
Income before taxes and equity in income/(loss) of investee	90,264	370,557
Income taxes	(103)	(37)
Income before equity in income/(loss) of investee	90,161	370,520
Equity in income / (loss) of investee (Note 3)	33	(10)
Net income	$ 90,194	$ 370,510
Earnings per share, basic	$ 0.88	$ 3.63
Earnings per share, diluted	$ 0.87	$ 3.62
Weighted average number of shares outstanding, basic (Note 10)	102,821,671	102,098,942
Weighted average number of shares outstanding, diluted (Note 10)	103,170,724	102,439,945